Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)														3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 04, 2021	Apr. 24, 2021	Mar. 29, 2021	Mar. 08, 2021	Dec. 14, 2020	Apr. 07, 2020	Mar. 31, 2020	Mar. 31, 2020	Feb. 11, 2020	Jul. 15, 2019	Apr. 02, 2019	Feb. 10, 2019	Aug. 09, 2018	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized														95,000,000	95,000,000		95,000,000	95,000,000	95,000,000
Preferred stock, shares authorized														5,000,000			5,000,000	5,000,000	5,000,000
Common stock, par value														$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding														70,660,015			70,660,015	68,613,541	65,436,449
Debt conversion converted amount																			$ 259,281
Shares issued during the period															$ 50,000			124,535
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture															7,841
Number of shares issued for services					2,500
Stock, issued during the period conversion, shares																			$ 259,281
Shares issued price per share														$ 0.001			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued														0			0	0	0
Common stock, shares issued														70,660,015			70,660,015	68,613,541	65,436,449
Value of shares issued for services														$ 14,400	$ 135,000	$ 56,250		$ 398,466	$ 796,229
Series A convertible preferred stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														2,500			2,500	2,500	2,500
Shares issued price per share														$ 1,000			$ 1,000	$ 1,000	$ 1,000
Conversion price														$ 0.75			$ 0.75	$ 0.75
Ownership percentage														4.99%			4.99%
Description of principal activities																	A holder, upon notice to us, may increase or decrease this beneficial ownership limitation; provided, that, in no event can the holder increase the beneficial ownership limitation in excess of 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon the conversion of the Series A Preferred Stock then held by holder
Preferred stock, shares issued														0			0	0	0
Preferred stock, shares outstanding														0			0	0	0
Note Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock, issued during the period conversion										500,000
Stock, issued during the period conversion, shares										$ 250,000
Red Dot Development, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock shares sold																			12,330,000
Number of shares returned												20,000,000
Number of shares returned, value												$ 20,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued during the period															263,158			1,402,279
Shares issued during the period															$ 263			$ 1,402
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture
Number of shares issued for services														32,000	225,000	281,251		1,736,251	1,645,636
Number of shares returned																			20,000,000
Stock, issued during the period conversion																18,562		18,562	500,000
Stock, issued during the period conversion, shares																$ 19		$ 19	$ 500
Value of shares issued for services														$ 33	$ 225	$ 281		$ 1,736	$ 1,647
Common Stock [Member] | Blue Sky Companies LLC and Let's Roll Nevada LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued during the period		1,000,000
Shares issued during the period		$ 490,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														5,000,000			5,000,000	5,000,000
Shares issued during the period
Stock, issued during the period conversion
Stock, issued during the period conversion, shares
Shares issued price per share														$ 0.001			$ 0.001	$ 0.001
Value of shares issued for services
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued during the period													2,500
Shares issued during the period													$ 2,500,000
Shares issued price per share													$ 1,000
Sales Agreement [Member] | T H C Park [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued during the period											66,667
Shares issued during the period											$ 50,000
Related Party [Member] | Debt Conversion and Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				526,216
Debt conversion converted amount				$ 410,448
Debt Conversion, Original Debt, Amount				$ 100,000
Related Party [Member] | Debt Conversion and Stock Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				263,158
Debt conversion converted amount				$ 205,263
Related Party [Member] | Debt Conversion and Stocks Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion converted amount				$ 50,000
Consultant [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued during the period			225,000
Shares issued during the period			$ 135,000
Former Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation for services shares	32,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	$ 13,514
Number of shares issued for services							31,251
Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued during the period																	198,539
Former Secretary and President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services									250,000
Interim Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services					250,000			18,562
Alternative Hospitality, Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services					1,402,279	20,000
Secretary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services					500,000
Interim Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services					500,000
Consultant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services					200,000
Twenty Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock shares sold																			12,330,000
Number of common stock shares sold, value																			$ 6,175,000
Holder [Member] | Series A convertible preferred stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage																		4.99%
Debt conversion, description																		The Company is prohibited from effecting a conversion of the Series A Preferred Stock to the extent that, after giving effect to the conversion, the holder (together with such holder’s affiliates and any persons acting as a group with holder or any of such holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion. A holder, upon notice to us, may increase or decrease this beneficial ownership limitation; provided, that, in no event can the holder increase the beneficial ownership limitation in excess of 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon the conversion of the Series A Preferred Stock then held by holder.
Fifteen Persons [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services																			1,645,636
Value of shares issued for services																			$ 796,229